UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             211 West Forte Street, Suite 720
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              211 West Forte Street, Suite 720
                              Detroit, MI 48226
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
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                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: October 31, 2004
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

   The schedules as of the close of the reporting period, as set forth in SS.210.12-12 - 12-14 of Regulation S-X (17 CFR210.12-12 - 12-14), are filed below.  The schedules are not audited.


Ambassador Funds Money Market Fund
Schedule of Portfolio Investments (Unaudited)
October 31, 2004


						        		PRINCIPAL
COMMERCIAL PAPER - 81.8%*		      		MATURITY DATE	 AMOUNT		MARKET VALUE

BANKING - 19.2%
Clipper Receivables Co. LLC, 1.90%			12/23/04	3,000,000	$2,991,767
Fairway Finance Corp. (b), 1.75%			12/21/04	1,158,000	 1,155,185
Fairway Finance Corp. (b), 1.78%			11/01/04	6,500,000	 6,500,000
Fairway Finance Corp. (b), 1.55%			11/30/04	3,402,000	 3,397,548
Falcon Asset Securitization Corp. (b), 1.78%		11/04/04	3,500,000	 3,499,481
Falcon Asset Securitization Corp. (b), 1.90%		11/24/04	3,000,000	 2,996,358
Galaxy Funding, Inc. (b), 1.79%				12/06/04	3,000,000	 2,994,779
Three Rivers Funding (b), 1.80%				11/15/04	5,000,000	 4,996,500
Three Rivers Funding (b), 1.81%				11/16/04	5,364,000	 5,359,955
Windmill Funding Corp. (b), 1.64%			11/10/04	2,135,000	 2,134,125
Windmill Funding Corp. (b), 1.85%			12/15/04	3,269,000	 3,261,608
Windmill Funding Corp. (b), 1.93%			12/29/04	3,000,000	 2,990,672
											----------
											42,277,978


CONGLOMERATE - 5.0%
Edison Asset Securitization, LLC (b), 1.30%		11/01/04	2,241,000	 2,241,000
Edison Asset Securitization, LLC (b), 1.81%		11/16/04	3,000,000	 2,997,737
Edison Asset Securitization, LLC (b), 1.68%		12/01/04	2,000,000	 1,997,200
Edison Asset Securitization, LLC (b), 1.85%		12/15/04	3,790,000	 3,781,430
											----------
											11,017,367


CONSTRUCTION - 4.8%
Dealers Capital Access, 1.84%				12/03/04	3,051,000	 3,046,018
Dealers Capital Access, 1.95%				12/10/04	2,600,000	 2,594,507
Dealers Capital Access, 1.82%				11/12/04	2,000,000	 1,998,888
Dealers Capital Access, 1.65%				11/10/04	3,000,000	 2,998,762
											----------
											10,638,175


FINANCE - 12.0%
Atlantis One Funding Corp. (b), 1.62%			12/20/04	2,000,000	 1,997,210
Atlantis One Funding Corp. (b), 1.85%			12/06/04	2,205,000	 2,201,034
Atlantis One Funding Corp. (b), 1.78%			11/03/04	2,000,000	 1,999,802
Charta Corp. (b), 1.84%					11/23/04	4,000,000	 3,995,502
Charta Corp. (b), 1.93%					12/16/04	4,571,000	 4,559,973
Galleon Capital Corp., 1.79%				11/02/04	3,500,000	 3,499,826
General Electric Capital Corp., 1.64%			11/09/04	1,750,000	 1,749,362
Old Line Funding Corp. (b), 1.89%			12/01/04	6,373,000	 6,362,962
											----------
											26,365,671


FOREIGN BANKING - 20.9%
Amstel Funding Corp. (b), 1.91%				12/31/04	2,000,000	 1,993,633
Beethoven Funding Corp. (b), 1.86%			11/30/04	4,000,000	 3,994,007
Danske Corp., 1.87%					12/20/04	4,800,000	 4,787,783
Greyhawk Funding LLC (b), 1.80%				11/15/04	4,564,000	 4,560,805
Greyhawk Funding LLC (b), 1.84%				11/23/04	2,400,000	 2,397,302
Hannover Funding Corp. (b), 1.85%			11/23/04	5,000,000	 4,994,347
Hannover Funding Corp. (b), 1.79%			11/03/04	2,906,000	 2,905,711
Hannover Funding Corp. (b), 1.80%			11/04/04	2,284,000	 2,283,657
Sydney Capital Corp. (b), 1.79%				11/04/04	4,000,000	 3,999,403
Sydney Capital Corp. (b), 1.99%				01/20/05	  602,000	   599,338
Sydney Capital Corp. (b), 1.86%				12/07/04	3,103,000	 3,097,228
Sydney Capital Corp. (b), 1.79%				12/10/04	3,205,000	 3,198,785
Three Crowns Funding Corp. (b), 1.81%			11/22/04	4,000,000	 3,995,777
Three Crowns Funding Corp. (b), 1.91%			12/16/04	3,312,000	 3,304,093
											----------
											46,111,869


INSURANCE - 11.5%
Allstate Corp. (b), 1.85%				11/01/04	5,442,000	 5,442,000
Co-Operative Association of Tractor Dealers, 1.45%	11/05/04	  657,000	   656,894
Co-Operative Association of Tractor Dealers, 1.60%	11/04/04	3,500,000	 3,499,534
Co-Operative Association of Tractor Dealers, 1.81%	12/27/04	3,000,000	 2,991,553
Co-Operative Association of Tractor Dealers, 1.62%	12/01/04	2,634,000	 2,630,084
Triple A One Funding Corp. (b), 1.83%			11/18/04	1,146,000	 1,145,009
Triple A One Funding Corp. (b), 1.78%			11/09/04	9,000,000	 8,996,440
											----------
											25,361,514


PHARMACEUTICALS - 1.8%
Pfizer, Inc., 1.88%					12/29/04	4,000,000	 3,987,884


RETAIL - 3.6%
7-Eleven, Inc., 1.76%					11/03/04	4,000,000	 3,999,609
Wal-Mart Stores, Inc., 1.64%				12/07/04	4,000,000	 3,993,440
											----------
											 7,993,049


BEVERAGES - 0.9%
Coca Cola Enterprises (b), 1.82%			12/28/04	2,010,000	 2,004,208


FOOD & KINDRED - 2.1%
Nestle Capital Corp., 1.84%				12/16/04	4,615,000	 4,604,386
											----------

TOTAL COMMERCIAL PAPER								       180,362,101



MUNICIPAL VARIABLE DEMAND NOTES - 4.3%**
Kent County, GO, 1.96%					03/01/05	7,000,000	 7,000,000
Kent County, GO, 1.94%					03/01/06	2,400,000	 2,400,000
											----------

TOTAL MUNICIPAL VARIABLE DEMAND NOTES							 9,400,000



U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal Home Loan Bank, 3.375%				11/15/04	  720,000	   720,540
Federal Home Loan Mortgage Corp., 1.75%			11/02/04       10,000,000 	 9,999,515
Federal Home Loan Mortgage Corp., 3.25%			11/15/04	1,100,000	 1,100,850
Federal Home Loan Mortgage Corp., 3.875%		02/15/05	1,532,000	 1,542,949
Federal National Mortgage Association, 1.75%		11/03/04	2,000,000	 1,999,806
Federal Farm Credit Bank, 6.14%				11/22/04	  421,000	   422,111
											----------
TOTAL U.S. GOVERNMENT OBLIGATIONS							15,785,771



CERTIFICATES OF DEPOSIT - 6.8%
Flagstar Bank, 2.08%					12/20/04	5,000,000	 5,000,000
Mercantile Bank, 1.70%					11/05/04	5,035,731	 5,035,731
Republic Bank, 1.85%					11/19/04	5,007,292	 5,007,292
											----------
											15,043,023

										       -----------
TOTAL INVESTMENTS - 100.1%							      $220,590,895
(Cost $220,590,895) (a)

Other Net Assets Less Liabilities - (0.1)%						  (283,347)
										       -----------

NET ASSETS - 100%								      $220,307,548
										       ===========



(a)  Cost and value for federal income tax purposes are the same.
(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
(c)  Illiquid non-negotiable securities.
*    Rate presented indicates the effective yield at the time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2004. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly or semi-annually.

GO = General Obligation

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Brian T. Jeffries
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                          Brian T. Jeffires, Principal Executive Officer

Date                      December 23, 2004
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(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Lynn H. Waterloo
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                          Lynn H. Waterloo, Chief Financial Officer

Date                      December 23, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      December 23, 2004
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      December 23, 2004
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* Print the name and title of each signing officer under his or her signature.